STROOCK & STROOCK & LAVAN LLP

180 MAIDEN LANE

NEW YORK, NY 10038-4982

January 14, 2011

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
Attention: Deborah O'Neal-Johnson

Re:    The Lazard Funds, Inc.

Post-Effective Amendment No. 55 to Registration Statement on Form N-1A

(Registration Nos.: 811-06312; 33-40682)

Ladies and Gentlemen:

On behalf of the above-referenced fund (the "Fund"), transmitted for filing pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the "1933 Act"), is Post-Effective Amendment No. 55 (the "Amendment") to the Fund's Registration Statement on Form N-1A. The Amendment is being filed in order to add a new series to the Fund – Lazard Emerging Markets Multi-Strategy Portfolio (the "Emerging Markets Multi-Strategy Portfolio") (the "New Portfolio"). Other changes being effected in the Amendment are outlined below. The prospectus included in the Amendment is marked to show changes from Amendment No. 53 to the Registration Statement, which was filed on April 9, 2010, and the statement of additional information included in the Amendment is marked to show changes from Amendment No. 54 to the Registration Statement, which was filed on November 17, 2010

Lazard Emerging Markets Multi-Strategy Portfolio. The Emerging Markets Multi-Strategy Portfolio's investment objective is to seek total return from current income and long-term capital appreciation. The Emerging Markets Multi-Strategy Portfolio will allocate its assets among various emerging markets equity, debt and currency investment strategies managed by Lazard Asset Management LLC (the "Investment Manager"), in proportions consistent with the Investment Manager's evaluation of various factors through quantitative and qualitative analysis. These proportions are changes from time to time, and at any given time the allocation to one strategy may comprise a substantial percentage of the New Portfolio's assets.

The types of investments the Emerging Markets Multi-Strategy Portfolio may make are those in which other Fund portfolios may invest. Disclosure regarding such investments is the same as the existing disclosure for such other portfolios, which has previously been reviewed by the staff (the "Staff") of the Securities and Exchange Commission. The distribution of the Emerging Markets Multi-Strategy Portfolio's Institutional Shares and Open Shares and the process for determination of net asset value will be identical to that of the other Fund portfolios.

Other changes being effected in the Amendment (relating primarily to the prospectus) include:

•	the incorporation of comments provided by the Staff on Amendment No. 54 to the Fund's Registration Statement on Form N-1A, filed on November 17, 2010;
•	a change in the range of securities held by Lazard International Strategic Equity Portfolio from 30 to 55 issuers to 40 to 60 issuers;
•	a change in strategy for Lazard Emerging Markets Equity Blend Portfolio, such that it will allocate its investments among the Emerging Markets Equity Select and "DME Concentrated" investment strategies managed by the Investment Manager;
•	the addition of specific disclosure regarding exchange-traded notes in Lazard Capital Allocator Opportunistic Strategies Portfolio;
•	moving certain disclosure regarding the types of equity securities a Portfolio may invest in and the investments a Portfolio may make in pursuing a defensive strategy from the "Overview" section to the "Investment Objective, Strategies and Risks" section of the applicable Portfolios;
•	a change in management fee and expense limitations for Lazard U.S. Equity Value Portfolio and Lazard U.S. Strategic Equity Portfolio; and
•	removing Lazard Emerging Markets Equity Select Portfolio.

The Fund intends to file a further post-effective amendment pursuant to Rule 485(b) under the 1933 Act prior to effectiveness of the Amendment in order to complete financial and other information, to respond to any comments the Staff may have on the Amendment and to file outstanding exhibits.

Please telephone the undersigned at 212.806.6173, or Janna Manes of this office at 212.806.6141, if you have any questions.

Very truly yours,

/s/ Linda Y. Kim

Linda Y. Kim

cc: Janna Manes